Income taxes - Schedule of Deferred Tax Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Net operating loss carryforwards	$ 4,850,000	$ 3,380,000
Accrued expenses and other	598,000	676,000
Accounts receivable	40,000	60,000
Inventory	117,000	130,000
Property, plant and equipment	155,000	94,000
Deferred tax assets, gross	5,760,000	4,340,000
Valuation allowance	(5,760,000)	(4,340,000)
Net deferred tax asset	$ 0	$ 0